EQUITY ACCOUNTED INVESTMENTS - Schedule of Investment Properties (Details)	8 Months Ended	12 Months Ended
	Aug. 27, 2018	Dec. 31, 2018	Dec. 31, 2017
GGP
Disclosure of detailed information about investment property
Proportion of ownership interests/voting rights held by the partnership	34.00%
Investments accounted for using equity method | Core Office | United States | Discounted cash flow
Disclosure of detailed information about investment property
Discount rate (percent)		6.60%	6.50%
Terminal capitalization rate (percent)		5.10%	5.30%
Investment horizon (yrs.)		10 years	11 years
Investments accounted for using equity method | Core Office | Australia | Discounted cash flow
Disclosure of detailed information about investment property
Discount rate (percent)		6.70%	7.00%
Terminal capitalization rate (percent)		5.70%	5.80%
Investment horizon (yrs.)		10 years	10 years
Investments accounted for using equity method | Core Office | Europe | Discounted cash flow
Disclosure of detailed information about investment property
Discount rate (percent)		4.70%	4.80%
Terminal capitalization rate (percent)		4.90%	4.80%
Investment horizon (yrs.)		10 years	10 years
Investments accounted for using equity method | Core Retail | United States | Discounted cash flow
Disclosure of detailed information about investment property
Discount rate (percent)		6.60%	7.00%
Terminal capitalization rate (percent)		5.30%	5.60%
Investment horizon (yrs.)		11 years	10 years
Investments accounted for using equity method | LP Investments - Office | Discounted cash flow
Disclosure of detailed information about investment property
Discount rate (percent)		6.90%	6.60%
Terminal capitalization rate (percent)		5.20%	5.70%
Investment horizon (yrs.)		9 years	10 years
Investments accounted for using equity method | LP Investments Retail | Discounted cash flow
Disclosure of detailed information about investment property
Discount rate (percent)		11.70%	11.50%
Terminal capitalization rate (percent)		7.10%	7.20%
Investment horizon (yrs.)		10 years	11 years
Investments accounted for using equity method | Logistics | Discounted cash flow
Disclosure of detailed information about investment property
Discount rate (percent)		0.00%	6.40%
Terminal capitalization rate (percent)		0.00%	5.80%
Investment horizon (yrs.)			10 years
Investments accounted for using equity method | Multifamily | Direct capitalization
Disclosure of detailed information about investment property
Discount rate (percent)		5.20%	5.10%